Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
CIK	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2022
Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2022
Prospectus Date	rr_ProspectusDate	Jul. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Prime Money Market Fund | Academy
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPAXX
JPMorgan Prime Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMIXX
JPMorgan Prime Money Market Fund | IM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EJPXX
JPMorgan Prime Money Market Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JXCXX
JPMorgan Prime Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMVXX
JPMorgan Prime Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPMXX
JPMorgan Prime Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRVXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | Academy
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPIXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | IM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VHPXX
JPMorgan 100 U.S. Treasury Securities Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RJTXX
JPMorgan Federal Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFIXX
JPMorgan Federal Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFVXX
JPMorgan Federal Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFPXX
JPMorgan California Municipal Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOYXX
JPMorgan California Municipal Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCXX
JPMorgan California Municipal Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAXX
JPMorgan California Municipal Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCRXX
JPMorgan California Municipal Money Market Fund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCVXX
JPMorgan New York Municipal Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JONXX
JPMorgan New York Municipal Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGNXX
JPMorgan New York Municipal Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNYXX
JPMorgan New York Municipal Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNPXX
JPMorgan New York Municipal Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNYXX
JPMorgan New York Municipal Money Market Fund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNVXX
JPMorgan Tax Free Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTIXX
JPMorgan Tax Free Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTMXX
JPMorgan Tax Free Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VXPXX
JPMorgan Tax Free Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTJXX